Stock-Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, maximum term, years	10 years
Shares available for issuance	103,000
Compensation expense	$ 10,888	$ 5,456	$ 2,914
Total compensation cost related to nonvested management incentive plan shares, performance shares, and restricted stock/units not yet recognized	$ 4,400
Management Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, granted	32,000
Weighted average grant date fair value	$ 85.44	$ 59.05	$ 63.09
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, granted	106,000
Weighted average grant date fair value	$ 85.39	$ 60.39	$ 63.09
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, granted	33,000
Compensation expense	$ 1,200
Omnibus Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for issuance	1
Omnibus Incentive Plan [Member] | Management Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, granted	0
Omnibus Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, granted	0